Earnings per share (Detail) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/) S/ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 PEN (S/) S/ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 PEN (S/) S/ / shares shares	Dec. 31, 2017 $ / shares
Earnings per share [line items]
Opening Balance	110,692		107,682		106,931
Purchase of treasury stock	(1)				(292)
Sale of treasury stock	1		2,754		97
Closing Balance	112,789		110,436		106,736
IFS's shareholders | S/	S/ 1,441,258		S/ 1,084,280		S/ 1,027,379
Earnings per share attributable to IFS's shareholders basic and diluted (stated in Soles) | (per share)	S/ 12.778	$ 12.778	S/ 9.818	$ 9.818	S/ 9.625	$ 9.625
Issuance of new shares	1,031
Sale of treasury stock	1,066
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	110,692		107,682		106,931
Purchase of treasury stock	(3)				(500)
Sale of treasury stock	2		3,010		1,251
Closing Balance	115,446		110,692		107,682
Issuance of new shares	2,337
Sale of treasury stock	2,418
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	110,692		107,682		106,931
Purchase of treasury stock	(3)				(500)
Sale of treasury stock	2		3,010		1,251
Closing Balance	115,446		110,692		107,682
Issuance of new shares	2,337
Sale of treasury stock	2,418